Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Details of Impairment of Long-Lived Assets
As a result of these assessments, the Company performed the impairment testing of its long-lived assets in the following markets:

	2015	2014	2013
Puerto Rico	Yes	Yes	Yes
Mexico	Yes	Yes	Yes
Peru	Yes	Yes	Yes
Aruba	Yes	Yes	Yes
Curacao	Yes	Yes	Yes
USVI	Yes	Yes	Yes
Venezuela	Yes	Yes	No
Colombia	Yes	Yes	Yes
Ecuador	Yes	No	No

As a result of the impairment testing the Company recorded the following impairment charges for the markets indicated below:

Fiscal year	Markets	Total
2015	Mexico, Peru, Colombia and Venezuela	$12,343
2014	Mexico, Puerto Rico, Peru, Colombia and Venezuela	50,886
2013	Mexico, Puerto Rico and Peru	2,958